Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.8%
Pampa Energia SA, 7.50%, 01/24/27 (Call 03/01/24)(a)	$250	$236,500
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 01/08/24)(a)	300	287,400
YPF SA
6.95%, 07/21/27(a)	400	353,120
7.00%, 09/30/33(a)	300	251,250
7.00%, 12/15/47 (Call 06/15/47)(a)	250	181,250
8.50%, 07/28/25(a)	600	579,000
9.00%, 02/12/26(a)	242	241,670
9.00%, 06/30/29(a)	350	338,933
9.50%, 01/17/31 (Call 10/17/30)(b)(c)	400	399,720
		2,868,843
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,011,250

Bahrain — 0.2%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	183,100
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	626,625
		809,725
Brazil — 8.2%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32 (Call 01/13/27)(a)	242	231,152
Adecoagro SA, 6.00%, 09/21/27(a)	200	194,300
Aegea Finance Sarl, 9.00%, 01/20/31 (Call 01/20/27)(a)	200	210,400
Aegea Finance SARL, 6.75%, 05/20/29 (Call 05/20/25)(a)	400	387,340
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(a)	400	387,750
Azul Secured Finance LLP
10.88%, 05/28/30(a)	375	308,789
11.93%, 08/28/28(a)	400	405,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	347,500
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)(c)	200	193,430
Banco BTG Pactual SA/Cayman Islands, 2.75%, 01/11/26 (Call 12/11/25)(a)(c)	200	188,063
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	377,280
4.88%, 01/11/29(a)	400	386,250
6.25%, 04/18/30(a)	400	406,380
6.25%, (Call 04/15/24), (10-year CMT + 4.398%)(a)(c)(d)(e)	1,000	990,000
9.00%, (Call 06/18/24), (10-year CMT + 6.362%)(a)(c)(d)(e)	400	401,750
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	194,125
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	169,560
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	600	517,350
4.50%, 01/31/30 (Call 10/31/29)(a)	800	630,480
5.88%, 01/31/50(a)	400	281,920
7.25%, 02/13/33 (Call 11/13/32)(a)	600	531,000
8.50%, 01/12/31 (Call 11/12/30)(a)	400	378,992
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(e)	400	386,000
Security	Par (000)	Value

Brazil (continued)
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	$200	$176,438
5.75%, 09/21/50 (Call 03/21/50)(a)	400	289,920
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	400	360,000
Cosan Luxembourg SA
5.50%, 09/20/29 (Call 09/20/24)(a)	400	376,375
7.25%, 06/27/31 (Call 06/27/27)(b)	200	200,940
7.50%, 06/27/30 (Call 06/27/26)(a)	200	205,000
Cosan Overseas Ltd., 8.25%, (Call 05/05/24)(a)(d)	200	200,250
CSN Inova Ventures, 6.75%, 01/28/28 (Call 03/01/24)(a)	600	574,500
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	400	322,500
5.88%, 04/08/32 (Call 04/08/27)(a)	200	170,500
8.88%, 12/05/30 (Call 12/05/26)(b)(c)	400	410,000
Embraer Netherlands Finance BV
5.40%, 02/01/27(c)	300	297,000
7.00%, 07/28/30 (Call 04/28/30)(a)	400	418,900
FS Luxembourg Sarl, 10.00%, 12/15/25(a)	200	208,350
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	168,750
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31 (Call 04/15/26), (5-year CMT + 3.446%)(a)(c)(e)	400	384,600
4.50%, 11/21/29 (Call 11/21/24),
(5-year CMT + 2.822%)(a)(c)(e)	400	392,100
4.63%, (Call 02/27/25),
(5-year CMT + 3.222%)(a)(d)(e)	200	181,500
7.72%, (Call 06/12/24),
(5-year CMT + 3.981%)(a)(d)(e)	600	595,875
7.86%, (Call 03/19/24),
(5-year CMT + 3.863%)(a)(d)(e)	400	397,750
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	165,000
5.75%, 04/03/29 (Call 01/03/29)(a)	400	400,130
7.00%, 04/03/49 (Call 10/03/48)(a)	400	400,720
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	600	476,400
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	761	585,435
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	334,500
Minerva Luxembourg SA
4.38%, 03/18/31 (Call 03/18/26)(a)	600	491,250
8.88%, 09/13/33(a)	600	628,200
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 03/01/24)(a)	400	400,125
Petrobras Global Finance BV
5.09%, 01/15/30(c)	250	239,381
5.50%, 06/10/51 (Call 12/10/50)(c)	350	287,875
5.60%, 01/03/31 (Call 10/03/30)(c)	575	556,896
6.00%, 01/27/28(c)	626	632,260
6.50%, 07/03/33 (Call 04/03/33)(c)	400	396,000
6.75%, 01/27/41(c)	400	393,580
6.85%, (c)	650	599,820
6.88%, 01/20/40	350	351,645
6.90%, 03/19/49(c)	400	390,000
7.25%, 03/17/44(c)	416	427,440
7.38%, 01/17/27(c)	300	313,402
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	400	390,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	$300	$265,200
4.95%, 01/17/28 (Call 10/17/27)(a)	400	376,875
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)(a)	200	167,300
5.25%, 01/10/28 (Call 01/10/24)(a)	200	191,063
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00% PIK)(b)(f)	1,800	1,494,900
Simpar Europe SA, 5.20%, 01/26/31(a)	200	170,820
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	300	257,906
Usiminas International Sarl, 5.88%, 07/18/26 (Call 03/01/24)(a)	400	388,875
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	400	371,375
		27,381,182
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 01/29/24)(a)	200	183,500

Chile — 0.3%
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24), (5-year USD Swap + 4.644%)(a)(e)	200	192,000
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	200	170,000
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	200	148,000
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	400	458,000
		968,000
China — 3.0%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24), (5-year CMT + 11.294%)(a)(d)(e)(g)(h)	600	21,000
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	1,300	1,261,000
Central Plaza Development Ltd., 5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(d)(e)	400	376,040
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	400	370,600
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	200	184,228
Easy Tactic Ltd.
6.50%, 07/11/25 (Call 03/01/24), (7.50% PIK)(f)	670	38,529
6.50%, 07/11/27 (Call 03/01/24), (7.50% PIK)(f)	1,307	68,642
6.50%, 07/11/28 (Call 03/01/24), (7.50% PIK)(f)	782	38,227
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26 (Call 05/12/24)(a)	400	376,808
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(a)	200	168,000
5.05%, 01/27/27 (Call 01/27/25)(a)	200	155,600
5.95%, 10/19/25 (Call 03/01/24)(a)	400	358,000
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	200	134,187
6.00%, (Call 02/08/26),
(5-year CMT + 5.584%)(a)(d)(e)	200	169,624
Fuqing Investment Management Ltd., 3.25%, 06/23/25(a)	200	168,000
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	138,000
Guojing Capital BVI Ltd., 6.30%, 12/02/25(a)	200	201,806
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	550,500
4.75%, 04/27/27(a)	600	564,900
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	179,000
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	3,100	2,941,125
Lenovo Group Ltd., 5.88%, 04/24/25(a)	600	601,524
Security	Par (000)	Value

China (continued)
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	$600	$264,000
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	200	56,000
5.20%, 01/12/26 (Call 02/15/24)(a)	200	60,000
Sunac China Holdings Ltd.
6.25%, 09/30/27, (6.25% PIK)(b)(f)	1,000	115,000
7.00%, 09/30/29 (Call 02/22/24), (12.00% PIK)(a)(f)	1,200	93,600
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	295,500
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	200	138,125
		10,087,565
Colombia — 3.3%
ABRA Global Finance, 11.50%, 03/02/28, (5.50% PIK)(a)(f)	521	390,869
AI Candelaria Spain SA, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	311,000
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(a)	850	758,625
Banco Davivienda SA, 6.65%, (Call 04/22/31), (10-year CMT + 5.097%)(a)(d)(e)	200	140,660
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	590,070
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24), (5-year CMT + 2.944%)(e)	200	186,600
6.91%, 10/18/27, (5-year CMT + 2.929%)(e)	400	391,902
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	200	137,122
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	200	128,900
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	600	491,520
5.38%, 06/26/26 (Call 03/26/26)(c)	750	738,337
5.88%, 05/28/45	990	731,313
5.88%, 11/02/51 (Call 05/02/51)	405	288,644
6.88%, 04/29/30 (Call 01/29/30)	950	921,880
7.38%, 09/18/43(c)	400	364,800
8.38%, 01/19/36 (Call 10/19/35)	900	909,180
8.63%, 01/19/29 (Call 12/19/28)(c)	700	739,375
8.88%, 01/13/33 (Call 10/13/32)(c)	1,200	1,265,820
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	400	311,000
Geopark Ltd., 5.50%, 01/17/27 (Call 02/12/24)(a)	200	177,375
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	494,940
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(a)	200	194,425
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(a)	400	334,625
		10,998,982
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	406,788

Ghana — 0.3%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 02/12/24)(a)	400	384,500
Tullow Oil PLC, 10.25%, 05/15/26 (Call 02/12/24)(a)	860	786,094
		1,170,594

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala — 0.6%
Central American Bottling Corp./CBC Bottling Holdco
SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	$500	$465,000
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	400	348,000
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	378,592
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(c)	400	333,500
6.25%, 03/25/29 (Call 03/25/24)(a)	360	343,125
		1,868,217
Hong Kong — 2.2%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(d)(e)	250	244,063
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25),
(5-year CMT + 5.527%)(a)(d)(e)	500	446,875
5.88%, (Call 09/19/24),
(5-year CMT + 4.257%)(a)(d)(e)	250	237,031
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26),
(5-year CMT + 3.642%)(a)(d)(e)	400	345,000
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	391,000
China CITIC Bank International Ltd.
3.25%, (Call 07/29/26),
(5-year CMT + 2.530%)(a)(d)(e)	250	236,875
4.80%, (Call 04/22/27),
(5-year CMT + 2.104%)(a)(d)(e)	250	245,234
FWD Group Holdings Ltd., 8.05%, (Call 06/15/24),
(5-year CMT + 4.865%)(a)(d)(e)	400	373,500
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	191,466
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	112,000
Li & Fung Ltd., 5.25%, (Call 05/03/24)(a)(d)	200	90,063
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/01/24)(a)	400	390,000
5.25%, 04/26/26 (Call 03/01/24)(a)	300	286,500
5.38%, 12/04/29 (Call 12/04/24)(a)	600	531,750
5.63%, 07/17/27 (Call 03/01/24)(a)	200	188,304
5.75%, 07/21/28 (Call 03/01/24)(a)	400	372,000
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27), (5-year CMT + 3.509%)(a)(d)(e)	250	246,875
New World China Land Ltd., 4.75%, 01/23/27(a)	200	170,000
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28),
(5-year CMT + 5.858%)(a)(d)(e)	600	312,900
4.80%, (Call 03/01/24)(a)(d)	400	161,000
5.25%, (Call 03/22/26),
(5-year CMT + 7.889%)(a)(d)(e)	600	391,500
6.25%, (Call 03/07/24)(a)(d)	600	307,500
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	299,880
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	312,750
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	340,524
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	189,008
		7,413,598
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(e)	400	412,080

India — 1.8%
Axis Bank Ltd./Gandhinagar, 4.10%, (Call 09/08/26), (5-year CMT + 3.315%)(a)(d)(e)	200	183,750
Security	Par (000)	Value

India (continued)
CA Magnum Holdings, 5.38%, 10/31/26 (Call 02/12/24)(a)	$600	$560,250
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	395,640
6.45%, 06/04/29(a)	200	196,700
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/01/24)(a)	555	521,873
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	540	491,467
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 03/01/24)(a)	200	195,680
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25 (Call 04/06/24)(a)	200	196,000
HDFC Bank Ltd., 3.70%, (Call 08/25/26),
(5-year CMT + 2.925%)(a)(d)(e)	600	550,125
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	322	281,348
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	400	371,500
5.05%, 04/05/32 (Call 10/05/31)(a)	200	176,500
Network i2i Ltd.
3.98%, (Call 03/03/26),
(5-year CMT + 3.390%)(a)(d)(e)	200	187,438
5.65%, (Call 01/15/25),
(5-year CMT + 4.274%)(a)(d)(e)	400	395,250
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	394,000
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28 (Call 02/12/24)(a)	200	180,250
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 03/01/24)(a)(c)	400	318,600
13.88%, 12/09/28 (Call 09/11/24)(a)	400	346,000
		5,942,371
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	600	573,188
4.30%, (Call 03/24/27),
(5-year CMT + 3.466%)(a)(d)(e)	200	181,125
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 03/04/24)(a)	350	350,109
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 03/04/24)(a)	200	192,500
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(a)	250	255,625
		1,552,547
Israel — 2.0%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(b)	350	322,000
5.38%, 03/30/28 (Call 09/30/27)(a)(b)	325	283,156
5.88%, 03/30/31 (Call 09/30/30)(a)(b)	300	249,750
8.50%, 09/30/33(a)(b)	370	347,060
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(b)	275	264,344
6.50%, 06/30/27 (Call 12/30/26)(a)(b)	350	324,953
6.75%, 06/30/30 (Call 12/30/29)(a)(b)	250	223,925
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	500	476,695
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,600	1,488,000
4.10%, 10/01/46	900	597,375
4.75%, 05/09/27 (Call 02/09/27)(c)	500	480,015

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
5.13%, 05/09/29 (Call 02/09/29)(c)	$400	$384,124
6.75%, 03/01/28 (Call 12/01/27)	600	612,750
7.88%, 09/15/29 (Call 06/15/29)	300	322,500
8.13%, 09/15/31 (Call 06/15/31)	300	328,500
		6,705,147
Kazakhstan — 0.3%
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	200	188,800
3.25%, 08/15/30 (Call 02/15/30)(a)	400	328,000
4.00%, 08/15/26(a)	600	564,315
		1,081,115
Kuwait — 0.2%
Burgan Bank SAK, 5.75%, (Call 07/09/24),
(5-year CMT + 4.007%)(a)(d)(e)	200	196,063
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	350,500
4.50%, 02/23/27(a)	200	172,750
		719,313
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 03/01/24)(a)	700	625,625
5.75%, 08/15/29	1,000	867,500
		1,493,125
Macau — 1.2%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 02/12/24)(a)	400	376,625
4.85%, 01/27/28 (Call 01/27/25)(a)	200	175,437
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/12/24)(a)	200	187,000
5.25%, 06/18/25 (Call 02/12/24)(a)	400	388,875
5.88%, 05/15/26 (Call 02/12/24)(a)	400	388,736
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 03/01/24)(a)	600	510,000
6.50%, 01/15/28 (Call 03/01/24)(a)	200	185,000
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	400	354,500
5.50%, 01/15/26 (Call 03/01/24)(a)	400	386,500
5.50%, 10/01/27 (Call 02/12/24)(a)	400	374,875
5.63%, 08/26/28 (Call 02/12/24)(a)	800	740,400
		4,067,948
Mexico — 8.7%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 01/29/24)(a)	200	202,200
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27),
(5-year CMT + 4.643%)(a)(d)(e)	400	373,000
6.63%, (Call 01/24/32),
(10-year CMT + 5.034%)(a)(d)(e)	200	169,000
6.75%, (Call 09/27/24),
(5-year CMT + 4.967%)(a)(c)(d)(e)	300	296,340
7.50%, (Call 06/27/29),
(10-year CMT + 5.470%)(a)(d)(e)	200	189,500
7.63%, , (10-year CMT + 5.353%)(a)	400	383,000
8.38%, (Call 10/14/30),
(10-year CMT + 7.760%)(a)(d)(e)	200	196,500
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28),
(5-year CMT + 2.650%)(a)(e)	600	546,930
5.88%, 09/13/34 (Call 09/13/29),
(5-year CMT + 4.308%)(a)(e)	350	323,172
Security	Par (000)	Value

Mexico (continued)
8.13%, 01/08/39 (Call 01/08/34),
(5-year CMT + 4.214%)(b)	$200	$202,600
8.45%, 06/29/38 (Call 06/29/33),
(5-year CMT + 4.661%)(a)(e)	600	623,280
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	600	621,000
10.38%, 11/15/30(a)	200	207,000
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	700	456,094
7.45%, 11/15/29 (Call 11/15/24)(a)	400	276,380
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	500	443,000
5.20%, 09/17/30 (Call 09/17/25)(a)	400	387,780
5.45%, 11/19/29 (Call 11/19/24)(a)	400	394,580
9.13%, (Call 03/14/28),
(5-year CMT + 4.907%)(a)(d)(e)	500	528,975
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(c)(d)(e)	500	474,500
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	300	287,719
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	160,500
Petroleos Mexicanos
4.50%, 01/23/26	500	469,300
5.35%, 02/12/28(c)	953	832,608
5.95%, 01/28/31 (Call 10/28/30)(c)	1,900	1,485,800
6.35%, 02/12/48(c)	850	526,150
6.38%, 01/23/45(c)	550	346,500
6.49%, 01/23/27 (Call 11/23/26)(c)	748	703,457
6.50%, 03/13/27	2,060	1,928,160
6.50%, 01/23/29(c)	625	551,944
6.50%, 06/02/41(c)	800	532,552
6.63%, 06/15/35(c)	1,300	974,805
6.70%, 02/16/32 (Call 11/16/31)	3,350	2,718,357
6.75%, 09/21/47	2,750	1,759,175
6.84%, 01/23/30 (Call 10/23/29)(c)	1,100	939,510
6.88%, 08/04/26(c)	1,300	1,262,820
6.95%, 01/28/60 (Call 07/28/59)(c)	1,950	1,245,075
7.69%, 01/23/50 (Call 07/23/49)(c)	4,075	2,838,237
8.75%, 06/02/29 (Call 04/02/29)(c)	1,000	962,350
10.00%, 02/07/33 (Call 11/07/32)(c)	1,050	1,032,937
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(a)	200	87,000
7.50%, 11/12/25(a)	400	232,000
		29,171,787
Moldova — 0.0%
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 04/29/24)(a)	200	142,563

Morocco — 0.4%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	200	168,470
4.50%, 10/22/25(a)	400	384,500
5.13%, 06/23/51 (Call 12/23/50)(a)	400	287,400
6.88%, 04/25/44(a)	400	366,500
		1,206,870
Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	200	183,563
9.13%, (Call 10/07/26),
(5-year CMT + 8.070%)(a)(d)(e)	200	183,300

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria (continued)
IHS Holding Ltd.
5.63%, 11/29/26 (Call 03/01/24)(a)	$200	$179,625
6.25%, 11/29/28 (Call 11/29/24)(a)	200	168,000
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 03/01/24)(a)	600	549,187
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 03/01/24)(a)	400	369,000
		1,632,675
Oman — 0.4%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	200	195,750
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	400	406,400
Otel Sukuk Ltd., 5.38%, 01/24/31 (Call 10/24/30)(b)	200	197,700
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	464,625
		1,264,475
Panama — 0.2%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 02/12/24)(a)	600	566,562
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	173,750
		740,312
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(i)	434	311,471
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 01/08/24)(a)	400	385,875
		697,346
Peru — 0.6%
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 03/01/24)(a)	400	380,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(a)	200	212,680
Minsur SA, 4.50%, 10/28/31(a)	200	173,187
Peru LNG Srl, 5.38%, 03/22/30(a)	400	327,200
Petroleos del Peru SA
4.75%, 06/19/32(a)	400	289,072
5.63%, 06/19/47(a)	1,100	702,339
		2,084,478
Philippines — 0.8%
Globe Telecom Inc., 4.20%, (Call 08/02/26),
(5-year CMT + 5.527%)(a)(d)(e)	400	382,250
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	376,000
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	187,000
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(e)	200	190,375
San Miguel Corp., 5.50%, (Call 07/29/25),
(5-year CMT + 10.237%)(a)(d)(e)	200	190,375
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26),
(5-year CMT + 7.155%)(a)(d)(e)	400	325,250
5.70%, (Call 01/21/26),
(5-year CMT + 6.554%)(a)(d)(e)	200	170,500
6.50%, (Call 04/25/24),
(5-year CMT + 6.608%)(a)(d)(e)	400	384,000
7.00%, (Call 10/21/25),
(5-year CMT + 9.199%)(a)(d)(e)	400	367,875
		2,573,625
Security	Par (000)	Value

Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	$400	$352,096

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	200	183,188

Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	365,500
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	203,750
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(e)	400	368,875
		938,125
Singapore — 0.4%
GLP Pte Ltd.
3.88%, 06/04/25(a)	200	154,320
4.50%, (Call 05/17/26),
(5-year CMT + 3.735%)(a)(d)(e)	400	156,168
Puma International Financing SA, 5.00%, 01/24/26 (Call 02/12/24)(a)	400	378,000
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	189,886
3.38%, 01/19/29 (Call 11/19/28)(a)	400	371,880
		1,250,254
South Africa — 1.2%
Absa Group Ltd., 6.38%, (Call 05/27/26),
(5-year CMT + 5.411%)(a)(d)(e)	200	190,000
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 02/12/24)(a)	400	372,000
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	600	582,750
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/01/24)(a)	200	124,875
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	201,750
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	400	372,625
5.50%, 03/18/31 (Call 03/18/30)	400	334,500
6.50%, 09/27/28 (Call 06/27/28)(c)	400	377,580
8.75%, 05/03/29 (Call 03/03/29)(a)	500	508,281
Stillwater Mining Co.
4.00%, 11/16/26 (Call 03/01/24)(a)	200	176,625
4.50%, 11/16/29 (Call 11/16/25)(a)	400	313,750
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	603,060
		4,157,796
South Korea — 0.1%
Woori Bank, 4.25%, (Call 10/04/24),
(5-year CMT + 2.664%)(a)(d)(e)	200	196,625

Supranational — 0.1%
Eastern & Southern African Trade & Development
Bank (The), 4.13%, 06/30/28(a)	400	342,971
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 03/01/24)(a)(i)	900	270
		343,241
Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 01/29/24)(a)	200	55,000

Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 02/12/24)(a)	200	197,063

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29),
(5-year CMT + 1.900%)(a)(e)	$600	$531,150
5.00%, , (5-year CMT + 4.729%)	400	389,600
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	600	555,696
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(d)(e)	400	378,500
		1,854,946
Turkey — 2.0%
Akbank TAS
5.13%, 03/31/25(a)	200	196,937
6.80%, 02/06/26(a)	400	400,000
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(e)	200	195,937
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	172,313
Arcelik AS, 8.50%, 09/25/28(a)	200	207,687
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 03/01/24)(a)	400	374,875
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	200	183,938
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	400	399,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(a)	400	412,125
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	196,625
5.80%, 04/11/28 (Call 01/11/28)(a)	200	189,813
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27,
(5-year USD ICE Swap + 4.220%)(a)(e)	400	394,125
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25),
(5-year CMT + 6.119%)(a)(e)	400	395,730
9.19%, 06/29/28,
(5-year USD Swap + 5.117%)(a)(e)	200	208,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	299,250
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	400	396,000
9.00%, 10/12/28(a)	400	417,568
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	391,625
WE Soda Investments Holding PLC, 9.50%, 10/06/28(a)	400	408,000
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(e)	200	199,896
9.25%, 10/16/28(a)	400	421,250
9.25%, 01/17/34 (Call 01/17/29),
(5-year CMT + 5.278%)(b)	400	408,040
		6,869,484
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	200	132,000
MHP Lux SA, 6.95%, 04/03/26(a)	200	162,000
		294,000
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC, 8.00%, ,
(5-year CMT + 3.524%)(a)	400	424,625
Adib Capital Invest 3 Ltd., 7.25%, ,
(5-year CMT + 3.059%)(a)(d)	400	421,750
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	202,063
Security	Par (000)	Value

United Arab Emirates (continued)
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	$400	$391,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	397,620
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	400	380,500
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(d)(e)	800	793,200
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(a)(d)(e)	400	363,125
6.13%, (Call 03/20/25)(a)(d)(e)	400	397,500
6.13%, (Call 04/09/26)(a)(d)(e)	400	397,250
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 03/04/24)(a)	400	393,375
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(e)	200	205,812
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)	600	579,960
		5,347,780
United Kingdom — 0.7%
Petrofac Ltd., 9.75%, 11/15/26 (Call 03/01/24)(a)(c)	400	208,000
Standard Chartered PLC
4.30%, (Call 08/19/28),
(5-year CMT + 3.135%)(a)(d)(e)	800	643,000
4.75%, (Call 01/14/31),
(5-year CMT + 3.805%)(a)(d)(e)	600	482,940
6.00%, (Call 07/26/25),
(5-year CMT + 5.661%)(a)(d)(e)	600	590,496
7.75%, (Call 08/15/27),
(5-year CMT + 4.976%)(a)(d)(e)	600	606,000
		2,530,436
United States — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	300	258,750
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	200	190,000
		448,750
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	231	215,297

Zambia — 0.7%
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 01/08/24)(a)	600	564,528
6.88%, 10/15/27 (Call 02/12/24)(a)	800	710,552
7.50%, 04/01/25 (Call 02/12/24)(a)(c)	443	430,317
8.63%, 06/01/31 (Call 06/01/26)(a)	600	550,875
		2,256,272
Total Corporate Bonds & Notes — 45.9%
(Cost: $169,412,275)	.	154,146,374

Foreign Government Obligations

Angola — 1.0%
Angolan Government International Bond
8.00%, 11/26/29(a)	800	694,000
8.25%, 05/09/28(a)	800	720,000
8.75%, 04/14/32(a)	1,100	940,500
9.13%, 11/26/49(a)	600	473,250
9.38%, 05/08/48(a)	800	640,000
		3,467,750

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina — 3.4%
Argentine Republic Government International Bond
1.00%, 07/09/29 (Call 01/29/24)(c)	$1,318	$529,781
1.75%, 07/09/30 (Call 01/29/24)(c)(j)	8,098	3,275,836
4.88%, 07/09/41 (Call 01/29/24)(c)(j)	5,294	1,757,478
5.00%, 07/09/35 (Call 01/29/24)(c)(j)	10,154	3,396,591
5.00%, 01/09/38 (Call 01/29/24)(c)(j)	5,655	2,171,334
5.00%, 07/09/46 (Call 01/29/24)(c)(j)	1,046	354,745
		11,485,765
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	450	384,525

Bahrain — 2.3%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	527,250
5.45%, 09/16/32(a)	600	540,750
5.63%, 09/30/31(a)	400	372,000
5.63%, 05/18/34(a)	600	531,750
6.00%, 09/19/44(a)	600	478,500
6.75%, 09/20/29(a)	600	602,250
7.00%, 01/26/26(a)	600	606,525
7.00%, 10/12/28(a)	900	921,375
7.38%, 05/14/30(a)	400	412,500
7.75%, 04/18/35(a)	400	412,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	400	405,500
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	497,750
3.95%, 09/16/27(a)	500	471,875
4.50%, 03/30/27(a)	600	578,250
6.25%, 10/18/30(a)	400	403,500
		7,761,775
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	600	315,000

Brazil — 5.2%
Brazil Government International Bond, 6.25%, 03/18/31	1,000	1,027,000
Brazilian Government International Bond
2.88%, 06/06/25(c)	1,000	965,500
3.75%, 09/12/31(c)	734	644,085
3.88%, 06/12/30	1,700	1,539,350
4.50%, 05/30/29 (Call 02/28/29)(c)	1,000	956,500
4.63%, 01/13/28 (Call 10/13/27)(c)	1,400	1,381,100
4.75%, 01/14/50 (Call 07/14/49)(c)	2,050	1,510,850
5.00%, 01/27/45(c)	1,700	1,344,700
5.63%, 01/07/41(c)	1,100	991,100
5.63%, 02/21/47(c)	1,300	1,105,650
6.00%, 04/07/26(c)	1,000	1,024,000
6.00%, 10/20/33(c)	1,200	1,184,400
6.13%, 03/15/34	1,200	1,188,240
7.13%, 01/20/37(c)	800	855,600
7.13%, 05/13/54	1,100	1,098,900
8.25%, 01/20/34	650	742,950
		17,559,925
Colombia — 4.5%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	700	579,600
3.13%, 04/15/31 (Call 01/15/31)	1,200	957,600
3.25%, 04/22/32 (Call 01/22/32)	1,000	778,500
Security	Par (000)	Value

Colombia (continued)
3.88%, 04/25/27 (Call 01/25/27)(c)	$1,000	$946,500
3.88%, 02/15/61 (Call 08/15/60)(c)	600	350,100
4.13%, 02/22/42 (Call 08/22/41)(c)	600	404,700
4.13%, 05/15/51 (Call 11/15/50)(c)	800	500,000
4.50%, 01/28/26 (Call 10/28/25)	800	783,750
4.50%, 03/15/29 (Call 12/15/28)	1,000	919,500
5.00%, 06/15/45 (Call 12/15/44)(c)	2,200	1,601,600
5.20%, 05/15/49 (Call 11/15/48)	1,450	1,066,475
5.63%, 02/26/44 (Call 08/26/43)(c)	1,200	952,200
6.13%, 01/18/41(c)	1,300	1,127,750
7.38%, 09/18/37	900	894,600
7.50%, 02/02/34 (Call 11/02/33)(c)	1,000	1,020,500
8.00%, 04/20/33 (Call 01/20/33)(c)	889	942,618
8.00%, 11/14/35 (Call 08/14/35)	600	630,600
8.75%, 11/14/53 (Call 05/14/53)	600	652,500
		15,109,093
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(c)	400	404,000
6.55%, 04/03/34 (Call 01/03/34)(a)	800	818,400
7.00%, 04/04/44(a)	650	658,450
7.16%, 03/12/45(a)	600	616,500
7.30%, 11/13/54 (Call 05/13/53)(a)	695	725,928
		3,223,278
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,000	911,500
4.88%, 09/23/32(a)	1,500	1,338,750
5.30%, 01/21/41(a)	850	714,850
5.50%, 02/22/29 (Call 12/22/28)(a)	850	822,120
5.88%, 01/30/60(a)	1,650	1,398,375
5.95%, 01/25/27(a)	850	850,425
6.00%, 07/19/28(a)	650	651,625
6.00%, 02/22/33 (Call 11/22/32)(a)	850	820,165
6.40%, 06/05/49(a)(c)	650	601,250
6.50%, 02/15/48(a)	450	424,800
6.85%, 01/27/45(a)	1,000	977,500
6.88%, 01/29/26(a)(c)	800	812,400
7.45%, 04/30/44(a)	850	886,125
		11,209,885
Ecuador — 0.9%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	482	159,333
6.90%, 07/31/30(a)(j)	1,756	921,548
6.90%, 07/31/35(a)(j)	3,635	1,474,211
6.90%, 07/31/40(a)(j)	1,463	535,493
		3,090,585
Egypt — 2.5%
Egypt Government International Bond
5.80%, 09/30/27(a)	600	447,750
5.88%, 06/11/25(a)	600	547,500
5.88%, 02/16/31(a)	800	521,000
6.59%, 02/21/28(a)	800	594,000
7.05%, 01/15/32(a)	600	401,250
7.30%, 09/30/33(a)	500	330,000
7.50%, 01/31/27(a)	1,000	818,000
7.50%, 02/16/61(a)	600	345,000
7.60%, 03/01/29(a)	800	588,000
7.63%, 05/29/32(a)	1,000	677,500
7.90%, 02/21/48(a)	650	385,937

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
8.50%, 01/31/47(a)	$1,300	$793,000
8.70%, 03/01/49(a)	800	496,000
8.88%, 05/29/50(a)	1,000	627,500
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	800	792,750
		8,365,187
El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	391,875
7.65%, 06/15/35(a)	450	350,550
9.50%, 07/15/52 (Call 01/15/52)(a)	550	461,780
		1,204,205
Ghana — 0.7%
Ghana Government International Bond
6.38%, 02/11/27(a)(g)(h)	600	269,250
7.63%, 05/16/29(a)(g)(h)	500	221,250
7.75%, 04/07/29(a)(g)(h)	400	178,000
7.88%, 02/11/35(a)(g)(h)	400	177,000
8.13%, 01/18/26(a)(g)(h)	470	223,250
8.13%, 03/26/32(a)(g)(h)	500	218,750
8.63%, 04/07/34(a)(g)(h)	400	177,500
8.63%, 06/16/49(a)(g)(h)	600	259,500
8.95%, 03/26/51(a)(g)(h)	500	220,625
10.75%, 10/14/30(a)	600	387,000
		2,332,125
Guatemala — 0.4%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)	700	636,528
6.60%, 06/13/36 (Call 03/13/36)(a)	600	608,100
		1,244,628
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 03/17/24)(a)	625	582,031

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	600	538,500
7.63%, 01/30/33(b)	400	396,400
8.25%, 01/30/37(b)	800	800,800
		1,735,700
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	500	521,563
7.88%, 07/28/45(c)	900	1,046,250
8.00%, 03/15/39(c)	600	713,100
		2,280,913
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	382,000
5.85%, 07/07/30(a)	900	805,050
6.13%, 01/29/26(a)	400	388,500
7.38%, 10/10/47(a)	400	340,000
7.50%, 01/13/29(a)	600	587,250
		2,502,800
Kenya — 0.5%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	400	310,500
7.25%, 02/28/28(a)	400	357,000
8.00%, 05/22/32(a)	600	525,000
Security	Par (000)	Value

Kenya (continued)
8.25%, 02/28/48(a)	$600	$477,750
		1,670,250
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(g)(h)	500	28,500
6.10%, 10/04/24(a)(g)(h)	730	41,610
6.60%, 11/27/26(a)(g)(h)	760	43,320
6.65%, 02/26/30(a)(g)(h)	760	43,320
6.75%, 11/29/27(a)(g)(h)	470	26,790
6.85%, 03/23/27(a)(g)(h)	700	39,900
7.00%, 03/23/32(a)(g)(h)	475	27,075
		250,515
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	400	322,200
4.00%, 12/15/50(a)	600	408,870
5.95%, 03/08/28(a)	600	612,000
6.50%, 09/08/33(a)	700	723,625
		2,066,695
Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(a)	600	521,250
6.50%, 11/28/27(a)	800	724,400
7.14%, 02/23/30(a)	714	622,965
7.38%, 09/28/33(a)	800	658,000
7.63%, 11/21/25(a)	300	294,750
7.63%, 11/28/47(a)	600	455,250
7.70%, 02/23/38(a)	600	472,920
7.88%, 02/16/32(a)	800	694,000
8.25%, 09/28/51(a)	600	477,000
8.38%, 03/24/29(a)	800	749,000
8.75%, 01/21/31(a)	600	555,750
		6,225,285
Oman — 3.2%
Oman Government International Bond
4.75%, 06/15/26(a)	1,200	1,182,000
5.38%, 03/08/27(a)	750	750,937
5.63%, 01/17/28(a)	1,200	1,213,950
6.00%, 08/01/29(a)	1,000	1,021,250
6.25%, 01/25/31(a)	1,000	1,034,050
6.50%, 03/08/47(a)	1,000	984,875
6.75%, 10/28/27(a)	600	628,500
6.75%, 01/17/48(a)	1,400	1,410,500
7.00%, 01/25/51(a)	400	411,960
7.38%, 10/28/32(a)	600	667,500
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	800	786,000
5.93%, 10/31/25(a)	800	806,000
		10,897,522
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The),
7.95%, 01/31/29(a)	400	324,044
Pakistan Government International Bond
6.00%, 04/08/26(a)	700	540,347
6.88%, 12/05/27(a)	750	538,208
7.38%, 04/08/31(a)	800	516,088
		1,918,687

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	$400	$384,800
5.40%, 03/30/50 (Call 09/30/49)(a)	600	516,600
6.10%, 08/11/44(a)	400	380,800
		1,282,200
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	431,250
6.75%, 03/13/48(a)	600	447,000
		878,250
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	535	426,663
6.50%, 09/26/33(a)	500	510,737
		937,400
South Africa — 2.5%
Republic of South Africa Government
International Bond
4.30%, 10/12/28(c)	1,000	915,675
4.85%, 09/27/27(c)	600	576,390
4.85%, 09/30/29(c)	900	818,055
4.88%, 04/14/26(c)	604	588,900
5.00%, 10/12/46(c)	400	277,000
5.38%, 07/24/44(c)	500	372,188
5.65%, 09/27/47(c)	800	596,540
5.75%, 09/30/49	1,550	1,148,627
5.88%, 09/16/25	986	984,768
5.88%, 06/22/30(c)	700	657,685
5.88%, 04/20/32(c)	600	550,440
7.30%, 04/20/52	900	794,700
		8,280,968
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(g)(h)	700	355,327
6.75%, 04/18/28(a)(g)(h)	700	357,140
6.83%, 07/18/26(a)(g)(h)	600	314,100
6.85%, 03/14/24(a)(g)(h)	600	307,716
6.85%, 11/03/25(a)(g)(h)	900	469,224
7.55%, 03/28/30(a)(g)(h)	400	201,044
7.85%, 03/14/29(a)(g)(h)	700	352,002
		2,356,553
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(a)	400	390,000

Turkey — 10.5%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	1,200	1,151,250
7.25%, 02/24/27(a)	1,500	1,503,750
8.51%, 01/14/29(a)	1,200	1,243,500
9.76%, 11/13/25(a)	1,400	1,471,820
Turkey Government International Bond
4.25%, 03/13/25(c)	1,000	976,000
4.25%, 04/14/26(c)	900	857,250
4.75%, 01/26/26(c)	800	773,200
4.88%, 10/09/26(c)	1,500	1,431,750
4.88%, 04/16/43	1,770	1,194,750
5.13%, 02/17/28(c)	1,000	930,000
5.25%, 03/13/30	900	796,050
5.75%, 05/11/47(c)	1,800	1,314,810
Security	Par (000)	Value

Turkey (continued)
5.88%, 06/26/31(c)	$900	$808,425
5.95%, 01/15/31(c)	1,200	1,089,600
6.00%, 03/25/27(c)	1,700	1,651,550
6.00%, 01/14/41(c)	1,500	1,191,375
6.13%, 10/24/28(c)	1,300	1,247,155
6.38%, 10/14/25(c)	1,200	1,197,000
6.50%, 09/20/33(c)	700	638,400
6.63%, 02/17/45(c)	1,400	1,156,750
6.75%, 05/30/40(c)	900	778,500
6.88%, 03/17/36(c)	1,350	1,225,125
7.25%, 03/05/38(c)	500	465,000
7.63%, 04/26/29(c)	1,400	1,405,950
8.00%, 02/14/34(c)	750	756,037
8.60%, 09/24/27	1,000	1,048,750
9.13%, 07/13/30	1,300	1,384,500
9.38%, 03/14/29(c)	1,100	1,182,500
9.38%, 01/19/33(c)	1,400	1,519,000
9.88%, 01/15/28	1,800	1,956,600
11.88%, 01/15/30(c)	700	851,200
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	192,500
		35,390,047
Ukraine — 0.6%
Ukraine Government International Bond
6.88%, 05/21/31(a)(g)(h)	800	174,000
7.25%, 03/15/35(a)(g)(h)	1,200	271,500
7.38%, 09/25/34(a)(g)(h)	1,600	361,600
7.75%, 09/01/25(a)(g)(h)	625	170,938
7.75%, 09/01/26(a)(g)(h)	850	220,787
7.75%, 09/01/27(a)(g)(h)	600	151,200
7.75%, 09/01/28(a)(g)(h)	700	175,000
7.75%, 09/01/29(a)(g)(h)	750	186,000
9.75%, 11/01/30(a)(g)(h)	800	211,200
		1,922,225
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond,
5.25%, 01/30/43(a)	400	375,500
Emirate of Dubai Government International Bonds,
3.90%, 09/09/50(a)	600	437,250
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	500	321,250
6.50%, 11/23/32(a)	500	516,250
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	400	369,000
3.23%, 10/23/29(a)	500	446,250
3.85%, 04/03/26(a)	400	386,000
4.23%, 03/14/28(a)	800	764,000
		3,615,500
Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(g)(h)	400	252,000
8.97%, 07/30/27(a)(g)(h)	600	374,250
		626,250
Total Foreign Government Obligations — 51.4%
(Cost: $210,309,840)		172,563,517

Total Long-Term Investments — 97.3%
(Cost: $379,722,115)		326,709,891

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(k)(l)(m)	62,055,595	$62,092,829
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%	3,510,000	3,510,000

Total Short-Term Securities — 19.5%
(Cost: $65,578,626)		65,602,829

Total Investments — 116.8%
(Cost: $445,300,741)		392,312,720

Liabilities in Excess of Other Assets — (16.8)%		(56,564,919)

Net Assets — 100.0%		$335,747,801

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Perpetual security with no stated maturity date.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Non-income producing security.

(i)	Zero-coupon bond.

(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period end.

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,876,276	$23,208,634	(a)	$—		$3,839	$4,080	$62,092,829	62,055,595	$55,539	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,080,000	—		(570,000	)(a)	—	—	3,510,000	3,510,000	25,362		—
						$3,839	$4,080	$65,602,829		$80,901		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$154,146,374	$—	$154,146,374
Foreign Government Obligations	—	172,563,517	—	172,563,517
Short-Term Securities
Money Market Funds	62,092,829	—	—	65,602,829
	$62,092,829	$326,709,891	$—	$392,312,720

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

Currency Abbreviation
USD	United States Dollar